Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended		1 Months Ended
	Apr. 30, 2010	Apr. 30, 2010 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2012 CHK Holdings Corporation	Apr. 30, 2010 CCMP	Dec. 31, 2012 CCMP
Related Party Transaction [Line Items]
Chaparral common stock owned by Chesapeake				20.00%		36.00%
Aggregate shares of common stock sold		475,043	475,043
Fees associated with sale of common stock	$ 11,769				$ 5,000